Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Income from operations	$ 285,497	$ 216,789
Ireland
Segment Reporting Information [Line Items]
Income from operations	136,730	51,327
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	53,511	59,766
U.S.
Segment Reporting Information [Line Items]
Income from operations	76,899	88,089
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 18,357	$ 17,607